STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule Of Assumptions Used
	2016	2015
Expected life (in years)	10.0	6.0
Expected volatility	227.2%	228.8%
Average risk-free interest rate	1.76%	2.16%
Dividend yield	-	-
Grant date fair value	$0.18	$0.10

Schedule of Share-based Compensation, Stock Options
	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2014	113,000	$0.37	9.5	-
Granted	83,000	$0.10	10.0	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2015	196,000	$0.31	9.0	-
Granted	91,500	$0.17	10.0	-
Exercised	-	-	-	-
Cancelled	(50,000)	$0.31	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2016	237,500	$0.22	8.6	$14,293

Vested at December 31, 2015	196,000	$0.31	9.0	$-
Vested at December 31, 2016	237,500	$0.22	8.6	$14,293

Schedule of Share-based Compensation, Restricted Stock Units
Restricted Stock Units
Outstanding at December 31, 2014	8,270,239
Granted	10,354,497
Exchanged	(500,000)
Cancelled	(570,000)
Outstanding at December 31, 2015	17,554,736
Granted	14,636,106
Exchanged	(19,315,994)
Cancelled	-
Outstanding at December 31, 2016	12,874,848

Vested at December 31, 2015	14,398,487
Vested at December 31, 2016	8,493,600

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	As of December 31,
	2016	2015
Gross number of shares excluded:
Restricted stock units - unvested	4,381,248	3,156,249
Stock options	237,500	196,000
Convertible debentures and accrued interest	6,414,132	12,751,512
Warrants	5,967,054	6,372,831
Total	16,999,934	22,476,592